UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               May 15, 2009
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                 Name


     28-01190                        Frank Russell Company

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $  1,630,040
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
ADVOCAT INC                    COM            007586100      1,088     435,000 SH         Sole        None       435,000  0      0
AFLAC INC                      COM            001055102        532      27,500 SH         Sole        None        27,500  0      0
ALLERGAN INC                   COM            018490102      1,194      25,000 SH         Sole        None        25,000  0      0
AMERICAN EXPRESS CO            COM            025816109        217      15,900 SH         Sole        None        15,900  0      0
ANGIODYNAMICS INC              COM            03475V101      2,382     211,900 SH         Sole        None       211,900  0      0
ANGIOTECH PHARMACEUTICALS INC  COM            034918102        278     515,126 SH         Sole        None       515,126  0      0
APACHE CORP                    COM            037411105     30,247     471,951 SH         Sole        None       471,951  0      0
APPLIED MATLS INC              COM            038222105     11,481   1,068,040 SH         Sole        None     1,068,040  0      0
ARENA PHARMACEUTICALS INC      COM            040047102        753     250,000 SH         Sole        None       250,000  0      0
BAKER HUGHES INC               COM            057224107     26,396     924,562 SH         Sole        None       924,562  0      0
BANK MONTREAL QUE              COM            63671101         740      28,230 SH         Sole        None        28,230  0      0
BIOMARIN PHARMACEUTICAL INC    COM            09061G101      4,768     386,100 SH         Sole        None       386,100  0      0
BOSTON SCIENTIFIC CORP         COM            101137107     34,541   4,344,840 SH         Sole        None     4,344,840  0      0
BP PLC                         SPONSORED ADR  055622104    109,609   2,733,388 SH         Sole        None     2,733,388  0      0
CAPITAL SR LIVING CORP         COM            140475104        537     220,100 SH         Sole        None       220,100  0      0
CELGENE CORP.                  COM            151020104      1,554      35,000 SH         Sole        None        35,000  0      0
CISCO SYS INC                  COM            17275R102     61,901   3,691,152 SH         Sole        None     3,691,152  0      0
CITIGROUP INC                  COM            172967101         98      38,700 SH         Sole        None        38,700  0      0
COEUR D ALENE MINES CORP IDA   COM            192108108         16      16,690 SH         Sole        None        16,690  0      0
COMCAST CORP NEW               CL A           20030N101     68,709   5,037,295 SH         Sole        None     5,037,295  0      0
COOPER COS INC                 COM NEW        216648402     68,034   2,573,134 SH         Sole        None     2,573,134  0      0
COVIDIEN LTD                   COM            G2552X108     86,652   2,606,854 SH         Sole        None     2,606,854  0      0
DR PEPPER SNAPPLE GROUP INC    COM            26138E109     29,936   1,770,314 SH         Sole        None     1,770,314  0      0
ELAN PLC                       ADR            284131208        996     150,000 SH         Sole        None       150,000  0      0
EMAGEON INC                    COM            29076V109        607     333,400 SH         Sole        None       333,400  0      0
ENCANA CORP                    COM            292505104     18,825     458,997 SH         Sole        None       458,997  0      0
EOG RES INC                    COM            26875P101     32,290     589,668 SH         Sole        None       589,668  0      0
EV3 INC                        COM            26928A200      1,314     185,000 SH         Sole        None       185,000  0      0
EVEREST RE GROUP LTD           COM            G3223R108  49,680.00     701,696 SH         Sole        None       701,696  0      0
FACTSET RES SYS INC            COM            303075105        500      10,000 SH         Sole        None        10,000  0      0
GENERAL ELECTRIC CO            COM            369604103     38,335   3,791,797 SH         Sole        None     3,791,797  0      0
GOLD FIELDS LTD NEW            SPONSORED ADR  38059T106     50,257   4,431,878 SH         Sole        None     4,431,878  0      0
HANSEN MEDICAL INC             COM            411307101        235      58,400 SH         Sole        None        58,400  0      0
HEALTHSOUTH CORP               COM NEW        421924309     36,935   4,159,292 SH         Sole        None     4,159,292  0      0
HOSPIRA INC                    COM            441060100      4,390     142,250 SH         Sole        None       142,250  0      0
HUMAN GENOME SCIENCES INC      COM            444903108        228     275,000 SH         Sole        None       275,000  0      0
IDENIX PHARMACEUTICALS INC     COM            45166R204        973     315,900 SH         Sole        None       315,900  0      0
INVESTORS BANCORP INC          COM            46146P102        440      52,000 SH         Sole        None        52,000  0      0
JPMORGAN CHASE & CO            COM            46625H100     12,176     458,079 SH         Sole        None       458,079  0      0
KB FINANCIAL GROUP INC         SPONSORED ADR  48241A105     20,507     845,656 SH         Sole        None       845,656  0      0
KRAFT FOODS INC                CL A           50075N104     33,578   1,506,418 SH         Sole        None     1,506,418  0      0
L-3 COMMUNICATIONS HLDGS INC   COM            502424104     18,366     270,880 SH         Sole        None       270,880  0      0
LIBERTY MEDIA CORP NEW         ENT COM SER A  53071M500     73,726   3,695,539 SH         Sole        None     3,695,539  0      0
LORILLARD INC                  COM            544147101     37,579     608,671 SH         Sole        None       608,671  0      0
MASSEY ENERGY CORP             COM            576206106      6,106     603,363 SH         Sole        None       603,363  0      0
MEDAREX INC                    COM            583916101        910     177,300 SH         Sole        None       177,300  0      0
MERCK & CO INC                 COM            589331107      2,140      80,000 SH         Sole        None        80,000  0      0
MICROSOFT CORP                 COM            594918104     62,291   3,390,927 SH         Sole        None     3,390,927  0      0
MOLSON COORS BREWING CO        CL B           60871R209     33,848     987,400 SH         Sole        None       987,400  0      0
NEWMONT MINING CORP            COM            651639106     43,629     974,726 SH         Sole        None       974,726  0      0
NITROMED INC                   COM            654798503      1,366   1,797,382 SH         Sole        None     1,797,382  0      0
NOBLE ENERGY INC               COM            655044105     50,731     941,548 SH         Sole        None       941,548  0      0
NORTHROP GRUMMAN CORP          COM            666807102     35,869     821,934 SH         Sole        None       821,934  0      0
NOVAMED DEL                    COM            66986W108        431     190,000 SH         Sole        None       190,000  0      0
ONYX PHARMACEUTICALS INC       COM            683399109      2,855     100,000 SH         Sole        None       100,000  0      0
ORACLE CORP                    COM            68389X105     27,057   1,497,355 SH         Sole        None     1,497,355  0      0
PEOPLES UNITED FINANCIAL INC   COM            712704105        791      44,000 SH         Sole        None        44,000  0      0
PHILIP MORRIS INTL             COM            718172109     93,013   2,614,196 SH         Sole        None     2,614,196  0      0
PROTECTIVE LIFE CORP           COM            743674103     12,469   2,375,106 SH         Sole        None     2,375,106  0      0
PRUDENTIAL FIN INC             COM            744320102     28,676   1,507,676 SH         Sole        None     1,507,676  0      0
PSYCHIATRIC SOLUTIONS INC      COM            74439H108      3,225     205,000 SH         Sole        None       205,000  0      0
RITE AID CORP                  COM            767754104        428   1,187,500 SH         Sole        None     1,187,500  0      0
TAIWAN SEMI CONDUCTOR MFG      SPONSORED ADR  874039100     19,850   2,217,851 SH         Sole        None     2,217,851  0      0
TORCHMARK CORP                 COM            891027104     35,272   1,344,725 SH         Sole        None     1,344,725  0      0
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209    126,641   7,269,849 SH         Sole        None     7,269,849  0      0
WAL MART STORES INC            COM            931142103        242       4,650 SH         Sole        None         4,650  0      0
WYETH                          COM            983024100     39,456     916,735 SH         Sole        None       916,735  0      0
YAMANA GOLD INC                COM            98462Y100     27,577   2,981,301 SH         Sole        None     2,981,301  0      0
ZIMMER HLDGS INC               COM            98956P102        730      20,000 SH         Sole        None        20,000  0      0
ZYMOGENETICS INC               COM            98985T109        838     210,000 SH         Sole        None       210,000  0      0





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